OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Jul. 24, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Bonds were placed at an issue price		99.309%
Description allocated funds		The funds from the issuance were allocated 50% to the refinancing of liabilities, 30% for the financing of investments and 20% for general corporate purposes.
Total obligations with financial institutions		$ 7,193,527,000	$ 7,261,726,000	$ 11,038,612,000
Expiration of offer		238,412,000	54,007,000,000	85,070,000,000
Expiration of offer redeemed	$ 238,162,000	250,000
Unused bonds		262,000,000
Obligation With The Public [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Total obligations with financial institutions		2,064,934,000	1,553,079,000	1,584,066,000
Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Total obligations with financial institutions		217,255,000	$ 222,741,000	$ 321,633,000
Latam Finance Limited [Member] | Obligation With The Public [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Unsecured long-term bonds for a nominal amount		$ 600,000,000
Annual interest rate		7.00%
Latam Finance Limited [Member] | Series C Bond [Member] | Obligation With The Public [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Borrowings, maturity		The total amount issued was UF 5,000,000 with an expiration date on April 15, 2029 and a 3.60% annual coupon rate with semiannual interest payments. The placement rate was 2.73%, equivalent to an amount of ThUS$ 215,093.
Tam Linhas Aereas S.A. [Member] | Bank Loans [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Description of collateral		On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.
TAM Capital 3 Inc [Member] | Obligation With The Public [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Total obligations with financial institutions		$ 500,000,000